                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02151
                  ---------------------------------------------

                                 Bancroft Fund Ltd.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                                Steven King, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 49th Floor
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2007

Date of reporting period:  July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Portfolio of Investments July 31, 2007 (unaudited)-----------------------------

 Principal                                                                           Value
  Amount                                                                            (Note 1)
-----------                                                                       ------------
            CONVERTIBLE BONDS AND NOTES -- 62.3%

            Aerospace and Defense -- 3.4%
$1,500,000  AAR Corp. 1.75%, due 2026 cv. sr. notes (BB).......................   $  1,771,875
 1,000,000  Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)...      1,173,750
 1,500,000  DRS Technologies, Inc. 2%, due 2026 cv. sr. notes (B1)
             (Acquired 01/30/06 - 05/16/07; Cost $1,597,641) (1,2).............      1,571,250
                                                                                  ------------
                                                                                     4,516,875
                                                                                  ------------
            Agriculture -- 1.4%
 2,000,000  Merrill Lynch & Co., Inc. 1.5%, due 2012 cv. securities (Aa3)
             (exchangeable into Archer-Daniels-Midland Co. common stock)
             (Acquired 02/23/07; Cost $2,000,000) (2)..........................      1,916,500
                                                                                  ------------

            Banking/Savings and Loan -- 3.4%
 1,000,000  PrivateBancorp, Inc. 3.625%, due 2027 cv. sr. notes (NR)...........        955,000
 2,500,000  U.S. Bancorp floating rate, due 2035 cv. sr. deb. (Aa2)............      2,518,750
 1,000,000  U.S. Bancorp floating rate, due 2037 cv. sr. deb. (Aa2)............        995,600
                                                                                  ------------
                                                                                     4,469,350
                                                                                  ------------
            Computer Hardware -- 5.1%
 1,000,000  C&D Technologies, Inc. 5.25%, due 2025 cv. sr. notes (NR)..........        940,000
 2,000,000  Credit Suisse, New York Branch 13.62%, due 2007
             equity-linked notes (Aa3)
             (exchangeable for Corning Inc. common stock)......................      2,190,600
 1,000,000  EMC Corp. 1.75%, due 2011 cv. sr. notes (BBB+).....................      1,307,500
 1,000,000  EMC Corp. 1.75%, due 2013 cv. sr. notes (BBB+).....................      1,311,250
 1,000,000  Richardson Electronics, Ltd. 8%, due 2011 cv. sr. sub. notes (NR)..      1,050,000
                                                                                  ------------
                                                                                     6,799,350
                                                                                  ------------
            Computer Software -- 2.7%
 1,000,000  Blackboard Inc 3.25%, due 2027 cv. sr. notes (NR)..................      1,071,250
 1,000,000  GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR)
             (Acquired 06/27/07; Cost $1,001,875) (2)..........................        982,500
 1,500,000  Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (A1)
             (performance linked to Microsoft Corp. common stock) (1)..........      1,561,350
                                                                                  ------------
                                                                                     3,615,100
                                                                                  ------------
            Consumer Goods -- 2.3%
 1,500,000  Chattem, Inc. 1.625%, due 2014 cv. sr. notes (NR)..................      1,430,625
 1,000,000  Church & Dwight Co., Inc. 5.25%, due 2033 cv. sr. deb. (Ba1).......      1,622,500
                                                                                  ------------
                                                                                     3,053,125
                                                                                  ------------
            Energy -- 5.3%
 1,000,000  Cameron International Corp. 2.50%, due 2026 cv. sr. notes (Baa1)...      1,300,000
 1,500,000  Covanta Holding Corp. 1%, due 2027 sr. cv. deb. (B1) (1)...........      1,464,375
 1,500,000  Nabors Industries, Inc. 0.94%, due 2011 sr. exchangeable notes (A-)
             (exchangeable for Nabors Industries Ltd. common stock)............      1,419,375
 1,225,000  Oil States International, Inc. 2.375%, due 2025
             contingent cv. sr. notes..........................................      1,877,313
 1,250,000  Rentech, Inc. 4%, due 2013 cv. sr. notes (NR)......................      1,025,781
                                                                                  ------------
                                                                                     7,086,844
                                                                                  ------------
            Financial Services -- 1.4%
 2,000,000  Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (B+) (1)..........      1,900,000
                                                                                  ------------


Portfolio of Investments July 31, 2007 (continued)------------------------------

 Principal                                                                           Value
  Amount                                                                            (Note 1)
-----------                                                                       ------------
            CONVERTIBLE BONDS AND NOTES -- continued

            Health Care -- 3.6%
$1,000,000  China Medical Technologies, Inc. 3.5%, due 2011
             cv. sr. sub. notes (NR)............................................  $  1,202,500
   500,000  LifePoint Hospitals, Inc. 3.25, due 2025 cv. sr. sub. deb. (B2).....       428,750
   475,000  LifePoint Hospitals, Inc. 3.50, due 2014 cv. sr. sub. notes (B).....       418,594
 1,000,000  Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B2) (1)................       811,250
 1,000,000  SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR)....................       973,750
 1,000,000  St. Jude Medical, Inc. 1.22%, due 2008 cv. sr. deb. (BBB+)
             (Acquired 04/20/07; Cost $1,005,938) (2)...........................     1,016,250
                                                                                  ------------
                                                                                     4,851,094
                                                                                  ------------
            Insurance -- 2.3%
 3,000,000  Prudential Financial, Inc. floating rate, due 2036
             cv. sr. notes (A3).................................................     3,014,310
                                                                                  ------------

            Media and Entertainment -- 3.7%
 2,000,000  Gannett Co., Inc. floating rate, due 2037 cv. sr. notes (A3)........     1,991,000
 2,500,000  The Walt Disney Company 2.125%, due 2023 cv. sr. notes (A2).........     2,918,750
                                                                                  ------------
                                                                                     4,909,750
                                                                                  ------------
            Minerals and Mining -- 0.8%
 1,000,000  Newmont Mining Corp. 1.625%, due 2017 cv. sr. notes (BBB)
             (Acquired 07/12/07; Cost $1,018,750) (2)...........................     1,073,750
                                                                                  ------------

            Multi-Industry -- 4.4%
 2,000,000  Citigroup Funding Inc. 1%, due 2010 medium-term notes (Aa1)
             (exchangeable for the cash value of a
             basket of technology stocks) (1)...................................     2,063,600
   750,000  Diversa Corp. 5.5%, due 2027 cv. sr. notes (NR)
             (exchangeable for Verenium Corp. common stock)
             (Acquired 03/23/07; Cost $750,000) (2).............................       742,500
 3,000,000  LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)
             (Acquired 06/28/07; Cost $3,000,000) (2)...........................     3,045,000
                                                                                  ------------
                                                                                     5,851,100
                                                                                  ------------
            Pharmaceuticals -- 7.0%
 2,000,000  Alza Corp. 0%, due 2020 cv. sub. deb. (Aa1)
             (exchangeable for Johnson & Johnson common stock)..................     1,672,500
 2,500,000  Bristol-Myers Squibb Co. floating rate, due 2023 cv. sr. deb. (A2)..     2,543,750
 1,625,000  Mylan Laboratories Inc. 1.25%, due 2012 sr. cv. notes (BB+).........     1,470,625
 1,500,000  Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026
             cv. sr. deb. (Baa2)
             (exchangeable for Teva Pharmaceutical Industries Ltd. ADR).........     1,530,000
 2,000,000  Wyeth floating rate, due 2024 cv. sr. deb. (A3).....................     2,133,600
                                                                                  ------------
                                                                                     9,350,475
                                                                                  ------------
            Real Estate -- 2.5%
 1,000,000  ProLogis 2.25%, due 2037 cv. sr. notes (BBB+)
             (Acquired 03/20/07 - 04/16/07; Cost $982,038) (2)..................       948,750
 1,000,000  United Dominion Realty Trust, Inc. 3.625%, due 2011
             cv. sr. notes (NR).................................................       935,000
 1,500,000  Vornado Realty Trust 2.85%, due 2027 cv. sr. deb. (Baa2)............     1,383,750
                                                                                  ------------
                                                                                     3,267,500
                                                                                  ------------
            Retail -- 2.2%
 1,500,000  Amazon.com, Inc. 4.75%, due 2009 cv. sub. notes (Ba3)...............     1,616,250
 1,500,000  Charming Shoppes, Inc. 1.125%, due 2014 sr. cv notes (BB-)
             (Acquired 05/02/07 - 05/03/07; Cost $1,491,125) (2)................     1,256,250
                                                                                  ------------
                                                                                     2,872,500
                                                                                  ------------



Portfolio of Investments July 31, 2007 (continued)------------------------------

 Principal                                                                           Value
  Amount                                                                            (Note 1)
-----------                                                                       ------------
            CONVERTIBLE BONDS AND NOTES -- continued

            Semiconductors -- 6.9%
$2,500,000  Agere Systems Inc. 6.5%, due 2009 cv. sub. notes (B+)
             (exchangeable for LSI Corp.).......................................  $  2,575,000
 1,500,000  Cypress Semiconductor Corp. 1%, due 2009 cv. sr. notes (NR).........     1,760,625
 2,000,000  Fairchild Semiconductor Corp. 5%, due 2008 cv. sr. sub. notes (B)
             (exchangeable into Fairchild Semiconductor International, Inc.
             common stock.......................................................     1,985,000
 2,000,000  Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (1)..............     1,952,500
 1,000,000  LSI Corp. 4%, due 2010 cv. sub. notes (B+)..........................       966,250
                                                                                  ------------
                                                                                     9,239,375
                                                                                  ------------
            Telecommunications -- 2.5%
 1,000,000  Anixter International, Inc. 1%, due 2013 sr. cv. notes (BB-)........     1,395,000
 1,000,000  Equinix, Inc. 2.5%, due 2012 cv. sub. notes (NR)....................     1,018,750
 1,000,000  SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR)........................       902,500
                                                                                  ------------
                                                                                     3,316,250
                                                                                  ------------
            Transportation -- 1.5%
 2,000,000  ExpressJet Holdings, Inc. 4.25%, due 2023 cv. notes (NR)............     1,945,000
                                                                                  ------------

            TOTAL CONVERTIBLE BONDS AND NOTES...................................  $ 83,048,248
                                                                                  ------------


            CORPORATE BONDS AND NOTES -- 1.1%

            Retail -- 1.1%
 1,500,000  Amerivon Holdings LLC 4%, due 2010 units
             with corporate note and warrants attached (NR)
             (Acquired 06/01/07; Cost $1,500,000) (2)...........................     1,500,000
                                                                                  ------------


Shares      CONVERTIBLE PREFERRED STOCKS -- 10.8%

            Aerospace and Defense -- 0.3%
    40,000  Ionatron, Inc. 6.5% Series A redeemable cv. pfd. (NR)
             (Acquired 10/27/05; Cost $1,000,000) (2)...........................       440,000
                                                                                  ------------

            Banking/Savings and Loan -- 4.3%
    59,179  New York Community Bancorp, Inc. 6% BONUSES units (Baa1)............     2,713,061
    20,000  Sovereign Capital Trust IV 4.375% PIERS (Baa1)
             (exchangeable for Sovereign Bancorp, Inc. common stock) (1)........       900,000
    40,000  Washington Mutual Capital Trust 5.375% PIERS units (A3)
             (exchangeable for Washington Mutual, Inc. common stock)............     2,135,200
                                                                                  ------------
                                                                                     5,748,261
                                                                                  ------------
            Chemicals -- 2.0%
    55,000  Celanese Corp. 4.25% cv. perpetual pfd. (NR)........................     2,701,875
                                                                                  ------------

            Energy -- 1.9%
    25,000  Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+).....................     2,494,000
                                                                                  ------------



Portfolio of Investments July 31, 2007 (continued)------------------------------

                                                                                     Value
  Shares                                                                            (Note 1)
-----------                                                                       ------------
            CONVERTIBLE PREFERRED STOCKS -- continued

            Insurance -- 1.7%
   75,000   Citigroup Funding Inc. variable rate exch. notes (Aa1)
             (exchangeable for Genworth Financial, Inc. common stock)...........  $  2,222,250
                                                                                  ------------

            Telecommunications -- 0.6%
       100  Medis Technologies Ltd. 7.25% Series A cum. cv. perpetual pfd. (NR).       744,366
                                                                                  ------------

            TOTAL CONVERTIBLE PREFERRED STOCKS..................................  $ 14,350,752
                                                                                  ------------


            MANDATORY CONVERTIBLE SECURITIES -- 20.2% (3)

            Chemicals -- 0.7%
    20,000  Huntsman Corp. 5% mandatory cv. pfd., due 02/16/08 (NR).............       976,000
                                                                                  ------------

            Consumer Goods -- 1.4%
     1,750  The Stanley Works floating rate equity units, due 05/17/12 (A2).....     1,842,453
                                                                                  ------------

            Energy -- 3.1%
    40,000  Bristow Group Inc. 5.5% mandatory cv. pfd., due 09/15/09 (B)........     2,458,000
     1,000  Chesapeake Energy Corp. 6.25% mandatory cv. pfd., due 06/15/09 (B+).       281,855
    45,950  NATIXIS Financial Products Inc. 9.55%
             mandatory trigger exchangeable notes, due 01/26/08 (NR)
             (exchangeable for Nabors Industries, Inc. common stock)
             (Acquired 07/23/07; Cost $1,500,268) (2)...........................     1,369,930
                                                                                  ------------
                                                                                     4,109,785
                                                                                  ------------
            Finance -- 1.0%
    25,500  Morgan Stanley, Inc. 5.875% mandatorily exchangeable securities, due 10/15/08 (Aa3)
             (exchangeable for Nuveen Investments, Inc. common stock)...........     1,316,820
                                                                                  ------------

            Financial Services -- 1.3%
    70,000  E*TRADE Financial Corp. 6.125% equity units, due 11/18/08 (Ba3).....     1,698,900
                                                                                  ------------

            Foods -- 0.8%
    40,000  Lehman Brothers Holdings Inc. 6.25% PIES, due 10/15/07 (A1)
             (exchangeable for General Mills, Inc. common stock)................     1,045,200
                                                                                  ------------

            Health Care -- 1.1%
    35,732  NATIXIS Financial Products Inc. 9.1%
             mandatory trigger exchangeable notes, due 01/07/08 (NR)
             (exchangeable for St. Jude Medical, Inc. common stock)
             (Acquired 07/02/07; Cost $1,500,029) (2)...........................     1,516,127
                                                                                  ------------

            Insurance -- 4.9%
     7,000  Alleghany Corp. 5.75% mandatory cv. pfd., due 06/15/09 (BBB-).......     2,709,000
    80,000  MetLife, Inc. 6.375% common equity units, due 08/15/08 (BBB+).......     2,390,400
    52,500  XL Capital, Ltd. 7% equity security units, due 02/15/09 (A3)........     1,436,400
                                                                                  ------------
                                                                                     6,535,800
                                                                                  ------------


Portfolio of Investments July 31, 2007 (continued)------------------------------

                                                                                     Value
  Shares                                                                            (Note 1)
-----------                                                                       ------------
            MANDATORY CONVERTIBLE SECURITIES -- continued

            Minerals and Mining -- 3.7%
  $20,000   Freeport-McMoRan Copper & Gold Inc. 6.75% mandatorily cv. pfd., due 05/01/10 (B+)..................................................  $  2,831,000
    30,000  Vale Capital Ltd. 5.5% mandatorily convertible notes, due 06/15/10 (NR)
             (exchangeable for ADSs representing Companhia Vale Do Rio Doce
             common stock)......................................................     1,573,800
    10,000  Vale Capital Ltd. 5.5% mandatorily convertible notes, due 06/15/10 (NR)
             (exchangeable for ADSs representing Companhia Vale Do Rio Doce
             Preference A Shares)...............................................       533,900
                                                                                  ------------
                                                                                     4,938,700
                                                                                  ------------
            Pharmaceuticals -- 1.4%
    63,012  NATIXIS Financial Products Inc. 8.1%
             mandatory trigger exchangeable notes, due 12/05/07 (NR)
             (exchangeable for Sepracor Inc. common stock)
             (Acquired 05/23/07; Cost $3,000,000) (2)...........................     1,867,896
                                                                                  ------------

            Telecommunications -- 0.8%
    14,000  Credit Suisse Securities (USA), Inc. 5.5% SAILS, due 11/15/08 (Aa1)
             (exchangeable for Equinix, Inc. common stock)......................     1,099,420
                                                                                  ------------

            TOTAL MANDATORY CONVERTIBLE SECURITIES (3)..........................  $ 26,947,101
                                                                                  ------------


            COMMON STOCKS -- 0.0%

            Aerospace and Defense -- 0.0%
     4,666  Ionatron, Inc. (NR) (4).............................................        15,258
                                                                                  ------------

Principal
  Amount    SHORT-TERM SECURITIES -- 5.0%

            Commercial Paper -- 5.0%
$3,400,000  American Express Credit Corp. 5.27%, due 08/02/07 (P1)..............     6,597,102
                                                                                  ------------


            Total Convertible Bonds and Notes -- 62.3%..........................  $ 83,048,248
            Total Corporate Bonds and Notes -- 1.1%.............................     1,500,000
            Total Convertible Preferred Stocks -- 10.8%.........................    14,350,752
            Total Mandatory Convertible Securities -- 20.2%.....................    26,947,101
            Total Common Stocks -- 0.0%.........................................        15,258
            Total  Short-Term Securities -- 5.0%................................     6,597,102
                                                                                  ------------
            Total Investments -- 99.4%..........................................   132,458,461

            Other assets and liabilities, net -- 0.6%...........................       842,372
                                                                                  ------------
            Total Net Assets -- 100.0%..........................................  $133,300,833
                                                                                  ============




(1) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2007 was $19,246,703 which represented 14.4% of the Fund's net assets.

(2)  Contingent payment debt instrument which accrues contingent interest. See
     Note 2.

(3) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(4)  Non-income producing security.


ADR       American Depositary Receipts.
ADS       American Depositary Shares.
BONUSES   Bifurcated Option Note Unit Securities.
PIES      Premium Income Exchangeable Securities.
PIERS     Preferred Income Equity Redeemable Securities.
SAILS     Shared Appreciation Income Linked Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings:

                  % of
                Portfolio
Aa                    13
A                     19
Baa                   15
Ba                     9
B                     17
NR                    27

(Selected) Notes to Financial Statements (unaudited)----------------------------

Bancroft Fund Ltd. (established in 1971) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash "contingent" interest income in addition to interest income actually received.

At July 31, 2007 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation               $  9,113,536
Unrealized depreciation                 (5,685,475)
                                      ------------
Net unrealized appreciation              3,428,061

Cost for federal income tax purposes  $129,030,398

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of August 27, 2007, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 30, 2007


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 30, 2007

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: September 30, 2007